Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 56,582	$ 46,998
Federal funds sold	0	8,075
Cash and cash equivalents	56,582	55,073
Securities, available for sale at fair value	675,109	613,459
Securities, held to maturity at cost (fair value 2012: $273,671; 2011: $199,857 )	269,783	196,635
Loans, held for sale	15,183	9,359
Loans receivable, net of allowance for loan losses (allowance 2012: $25,282; 2011: $21,620)	1,503,515	1,415,048
Restricted investments in bank stock	15,450	16,802
Premises and equipment, net	78,788	82,114
Other assets	20,465	32,729
Total assets	2,634,875	2,421,219
Liabilities and Stockholders' Equity
Noninterest-bearing	455,000	397,251
Interest-bearing	1,776,291	1,674,323
Total	2,231,291	2,071,574
Short-term borrowing	113,225	65,000
Long-term debt	40,800	49,200
Other liabilities	14,172	15,425
Total liabilities	2,399,488	2,201,199
Stockholders' Equity:
Preferred stock - Series A noncumulative; $10.00 par value; $1,000,000 liquidation preference; (1,000,000 shares authorized; 40,000 shares issued and outstanding)	400	400
Common stock - $1.00 par value; 25,000,000 shares authorized; (issued and outstanding shares 2012: 14,131,263; 2011: 14,125,346)	14,131	14,125
Surplus	157,305	156,184
Retained earnings	56,311	45,497
Accumulated other comprehensive income	7,240	3,814
Total stockholders' equity	235,387	220,020
Total liabilities and stockholders' equity	$ 2,634,875	$ 2,421,219